Accumulated retained earnings - Legal reserve (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Legal reserve
Percentage of annual net profit required to be transferred to the legal reserve	10.00%
Percentage of share capital required to be maintained in the legal reserve before annual transfers can be discontinued	20.00%
Minimum percentage of increased share capital required to be maintained in the legal reserve if reserves are used to increase capital	10.00%
Transfer of share premium to legal reserve		€ 72	€ 38